Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Basic loss per share
Basic loss per share (in usd per share)	$ (17.50)	$ (7.08)	$ (2.88)
Diluted loss per share
Diluted loss per share (in usd per share)	$ (17.50)	$ (7.08)	$ (2.88)
Reconciliations of loss used in calculating loss per share
Net loss	$ (293,445)	$ (15,217)	$ (6,193)
Weighted average number of shares used as the denominator (in thousands)
Weighted average number of common shares outstanding, basic (in shares)	16,764,000	2,149,000	2,149,000
Weighted average number of common shares outstanding, diluted (in shares)	16,764,000	2,149,000	2,149,000
Ordinary shares converted (in shares)		29,973,504	29,973,504
Ordinary shares, after conversion (in shares)		2,148,847	2,148,847